Retirement Benefit Plans - Summary of Key Assumptions Used for the Actuarial Valuations (Detail)	Dec. 31, 2023	Dec. 31, 2022
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rates	0.16%	0.05%
Expected rates of salary increase	1.00%	1.00%
Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rates	4.91%	5.63%
Expected rates of salary increase	4.06%	3.96%